Investment Securities	12 Months Ended
Mar. 31, 2013
Investment Securities

5. INVESTMENT SECURITIES

Securities as of March 31, 2012 and 2013 consist of the followings:

	Millions of Yen
	2012	2013
Non-current:
Available-for-sale securities	¥43,633	¥52,319
Non-marketable equity securities	1,837	1,783

	¥45,470	¥54,102

The respective cost, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale securities as of March 31, 2012 and 2013 are as follows:

	Millions of Yen
	2012				2013
	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
Non-current:
Equity securities	¥35,489	¥6,590	¥225	¥41,854	¥35,378	¥15,058	¥69	¥50,367
Corporate debt securities	1,697	82	—	1,779	1,836	116	—	1,952

	¥37,186	¥6,672	¥225	¥43,633	¥37,214	¥15,174	¥69	¥52,319

Gross unrealized holding losses and the fair value of available-for-sale securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at March 31, 2012 and 2013 are as follows:

	Millions of Yen
	March 31, 2012
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Non-current:
Available-for-sale:
Equity securities	¥781	¥129	¥467	¥96	¥1,248	¥225

	Millions of Yen
	March 31, 2013
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Non-current:
Available-for-sale:
Equity securities	¥61	¥5	¥288	¥64	¥349	¥69

Gross unrealized holding losses of available-for-sale securities as of March 31, 2013 consist of 13 security holdings. Ricoh concluded that the decline in fair value of investment securities at year end to be temporary, by considering such factors as financial and operating conditions of the issuer, the industry in which the issuer operates and other relevant factors. Ricoh judged the degree of decline in fair value of investment securities against the fair value to be immaterial.

The contractual maturities of debt securities classified as available-for-sale securities as of March 31, 2013, regardless of their balance sheet classification, are as follows:

	Millions of Yen
	Cost	Fair value
Due after one year through five years	¥693	¥696
Over five years	1,143	1,256

	¥1,836	¥1,952

Proceeds from the sales of available-for-sale securities was ¥208 million for the years ended March 31, 2013. There were no significant proceeds from the sales of available-for-sale securities for the years ended March 31, 2012. Proceeds from the sales of available-for-sale securities was ¥126 million for the years ended March 31, 2011.

There were no significant realized gains and losses from the sales of available-for-sale securities for the years ended March 31, 2011, 2012 and 2013.

The loss on impairment of available-for-sale securities were ¥1,844 million, ¥5,012 million and ¥332 million for the years ended March 31, 2011, 2012 and 2013, respectively, which is presented as loss on impairment of securities on the consolidated statements of operations. The number of impaired available-for-sale securities were 14, 14 and 10 for the years ended March 31, 2011, 2012 and 2013, respectively. The cause of the impairment was the decline of the stock markets. Ricoh regarded these losses as other-than-temporary impairments because it did not believe that the quoted market price of such securities would recover to its cost basis within the near term, as of March 31, 2011, 2012 and 2013.

As for net unrealized gains and losses on securities in accumulated other comprehensive income (loss) and related reclassification adjustments for gains and losses realized in net income for the years ended March 31, 2011, 2012 and 2013, refer to Note 14.